UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, New York 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners

Global Income Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income and capital appreciation in order to achieve an attractive total return consistent with prudent investment risk.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners Global Income Fund	I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period ended June 30, 2008, both short- and long-term Treasury yields experienced periods of volatility. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended June 30, 2008, two-year Treasury yields fell from 3.05% to 2.63%. Over the same time frame, 10-year Treasury yields moved from 4.04% to 3.99%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexvi, returned a modest 1.13%.

Periods of increased investor risk aversion caused the high-yield bond market to produce weak results over the six months ended June 30, 2008. During that period, the Citigroup High Yield Market Indexvii returned -1.50%. While high-yield bond prices rallied in April and May, it was not enough to overcome several flights to quality that served to drag down the sector.

Increased investor risk aversion caused the emerging debt markets to post a modest decline over the six months ended June 30, 2008. During that period, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned -0.18%. While the EMBI Global produced positive results in January, April and May, it was not enough to overcome periods of weakness, in particular during the month of June.

II	Legg Mason Partners Global Income Fund

Performance review

For the six months ended June 30, 2008, Class A shares of Legg Mason Partners Global Income Fund, excluding sales charges, returned -1.77%. The Fund’s unmanaged benchmark, the Lehman Brothers Global Aggregate Index (50% Hedged)ix, returned 1.80% for the same period. The Citigroup World Government Ex-U.S. Index (Hedged)x and the Lipper Global Income Funds Category Average1 returned -0.28% and 0.86%, respectively, over the same time frame.

PERFORMANCE SNAPSHOT as of June 30, 2008 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Global Income Fund — Class A Shares	-1.77%
Lehman Brothers Global Aggregate Index (50% Hedged)	1.80%
Citigroup World Government Ex-U.S. Index (Hedged)	-0.28%
Lipper Global Income Funds Category Average[1]	0.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class C shares returned -2.10% over the six months ended June 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
The 30-Day SEC Yields for the period ended June 30, 2008 for Class A and C shares were 4.17% and 3.90%, respectively. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class A and C shares would have been 3.56% and 3.13%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 28, 2008, the gross total operating expenses for Class A and Class C shares were 2.08% and 2.46%, respectively.
As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares and 1.60% for Class C shares until April 30, 2009.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 124 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Global Income Fund	III

Letter from the chairman continued

Special shareholder notices

The Board of Trustees of the Fund appointed Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) as subadvisers to the Fund, under additional sub-advisory agreements between Western Asset Management Company (“Western Asset”) and Western Singapore, and Western Asset and Western Japan. The appointments are expected to be effective on or about September 2, 2008.

Western Singapore was established in 2000 and has offices at 1 George Street #23-01, Singapore 049145. As of June 30, 2008, Western Singapore’s total assets under management were approximately $1.7 billion. Western Japan was founded in 1991 and has offices at 36F Shin-Marunouchi Building, 5-1 Marunouchi 1-Chome Chiyoda-Ku, Tokyo 100-6536, Japan. As of June 30, 2008, Western Japan’s total assets under management were approximately $57.6 billion.

The Western Singapore and the Western Japan offices are responsible for managing Asian (ex Japan) and Japanese fixed-income mandates, respectively, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. They undertake all investment-related activities including investment management, research and analysis, securities settlement, and client services.

Western Singapore and Western Japan will provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. The Fund’s current management fee remains unchanged. Western Asset, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc.

Prior to September 21, 2007, the Fund operated under the name Legg Mason Global Income Trust.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the “Notes to financial statements” included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2008

IV	Legg Mason Partners Global Income Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield fixed-income securities are subject to greater liquidity risk, fluctuations in value, and greater risk of loss of income and principal due to default by the issuer than are higher-rated bonds. International investments are subject to currency fluctuations and social, economic and political risks. These risks are magnified in emerging markets. The Fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. As a “non-diversified” fund, an investment in the Fund will entail greater price risk than an investment in a diversified fund because a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund’s portfolio. Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. The use of leveraging involves special risks and may make any change in the Fund’s net asset value even greater and cause increased volatility of returns. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

viii

The JPMorgan Emerging Markets Bond Index Global ("EMBI Global") tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Countries covered are Argentina, Belize, Brazil, Bulgaria, Chile, China, Colombia, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Georgia, Ghana, Hungary, Indonesia, Iraq, Jamaica, Kazakhstan, Lebanon, Malaysia, Mexico, Pakistan, Panama, Peru, the Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Trinidad & Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela and Vietnam.

ix

The Lehman Brothers Global Aggregate Index (50% Hedged) provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with dollar-denominated versions of the Pan-European Index and the Asian-Pacific Aggregate Index. The Index also includes euro-dollar and euro-yen corporate bonds, Canadian government securities, and investment grade Rule 144A bonds. The Index hedges the currency back to 50% in dollars and leaves 50% in local currency. The inception date of this Index is January 1, 1999.

[x]

The Citigroup World Government Ex-U.S. Index (Hedged) encompasses an all-inclusive universe of institutionally traded bonds, including all fixed-rate bonds with remaining maturities of one year or longer with amounts outstanding of at least the equivalent of $25 million USD. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification. The Index is provided for illustrative purposes.

Legg Mason Partners Global Income Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	(1.77)%	$1,000.00	$982.30	1.15%	$5.67
Class C	(2.10)	1,000.00	979.00	1.60	7.87

[1]	For the six months ended June 30, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,019.14	1.15%	$5.77
Class C	5.00	1,000.00	1,016.91	1.60	8.02

[1]	For the six months ended June 30, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2008

LEGG MASON PARTNERS GLOBAL INCOME FUND
FACE AMOUNT†		SECURITY	VALUE

CORPORATE BONDS & NOTES — 56.3%
CONSUMER DISCRETIONARY — 4.0%
		Auto Components — 0.0%
		Visteon Corp.:
7,000		12.250% due 12/31/16(a)	$5,635
3,000		Senior Notes, 8.250% due 8/1/10	2,685
		Total Auto Components	8,320
		Distributors — 0.2%
40,000	EUR	Central European Distribution Corp., 8.000% due 7/25/12(a)	61,728
		Diversified Consumer Services — 0.4%
40,000	GBP	Dignity Finance PLC, 8.151% due 12/31/30	79,320
15,000		Service Corp. International, Senior Notes, 7.500% due 4/1/27	12,825
		Total Diversified Consumer Services	92,145
		Hotels, Restaurants & Leisure — 0.7%
		Boyd Gaming Corp., Senior Subordinated Notes:
10,000		6.750% due 4/15/14	7,750
130,000		7.125% due 2/1/16	96,525
7,000		Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	5,635
10,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	8,650
		MGM MIRAGE Inc.:
10,000		Notes, 6.750% due 9/1/12	9,025
		Senior Notes:
20,000		8.500% due 9/15/10	19,850
5,000		6.625% due 7/15/15	4,038
15,000		7.625% due 1/15/17	12,412
		Station Casinos Inc.:
15,000		Senior Notes, 7.750% due 8/15/16	11,550
5,000		Senior Subordinated Notes, 6.875% due 3/1/16	2,756
		Total Hotels, Restaurants & Leisure	178,191
		Media — 2.7%
10,000		CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	7,462
155,000		Comcast Cable Communications Inc., Senior Notes, 6.750% due 1/30/11(b)	160,671
		Comcast Corp., Notes:
95,000		6.500% due 1/15/15	96,596
60,000		6.500% due 1/15/17	60,454
40,000		5.875% due 2/15/18	38,553
195,000		COX Communications Inc., Notes, 7.125% due 10/1/12(b)	203,718

See Notes to Financial Statements.

4	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL INCOME FUND
FACE AMOUNT†		SECURITY	VALUE

		Media — 2.7% continued
1,000		CSC Holdings Inc., Senior Notes, 7.625% due 4/1/11	$985
15,000		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	15,525
10,000		EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16	9,275
20,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16	12,675
4,000		Lamar Media Corp., Senior Subordinated Notes, 7.250% due 1/1/13	3,865
5,000		R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17(a)	3,000
10,000		Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	10,213
		Time Warner Inc., Senior Notes:
5,000		6.875% due 5/1/12	5,120
100,000		7.625% due 4/15/31	101,800
		Total Media	729,912
		Multiline Retail — 0.0%
10,000		J.C. Penney Co. Inc., Debentures, 7.400% due 4/1/37	9,003
		Textiles, Apparel & Luxury Goods — 0.0%
10,000		Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	9,700
		TOTAL CONSUMER DISCRETIONARY	1,088,999
CONSUMER STAPLES — 0.8%
		Food & Staples Retailing — 0.2%
50,000		Wal-Mart Stores Inc., 5.250% due 9/1/35	43,587
		Tobacco — 0.6%
100,000	EUR	BAT International Finance PLC, 5.375% due 6/29/17(b)	145,069
15,000		Reynolds American Inc., 6.750% due 6/15/17	14,997
		Total Tobacco	160,066
		TOTAL CONSUMER STAPLES	203,653
ENERGY — 6.5%
		Energy Equipment & Services — 0.3%
15,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	15,056
20,000		Pride International Inc., Senior Notes, 7.375% due 7/15/14	20,050
49,000		Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	53,174
		Total Energy Equipment & Services	88,280
		Oil, Gas & Consumable Fuels — 6.2%
100,000		Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	107,496
		Chesapeake Energy Corp., Senior Notes:
5,000		6.375% due 6/15/15	4,750
10,000		7.250% due 12/15/18	9,775

See Notes to Financial Statements.

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL INCOME FUND
FACE AMOUNT†		SECURITY	VALUE

		Oil, Gas & Consumable Fuels — 6.2% continued
		Compagnie Generale de Geophysique SA, Senior Notes:
20,000		7.500% due 5/15/15	$20,050
5,000		7.750% due 5/15/17	5,031
150,000		ConocoPhillips, 4.750% due 10/15/12(b)	150,769
260,000		Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11(b)	276,154
		El Paso Corp., Medium-Term Notes:
17,000		7.800% due 8/1/31	17,205
100,000		7.750% due 1/15/32	100,678
62,000		El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	69,546
		Gazprom, Loan Participation Notes:
90,000		6.212% due 11/22/16(a)	84,312
100,000		Senior Notes, 6.510% due 3/7/22(a)	90,000
135,000		Kerr-McGee Corp., Notes, 7.875% due 9/15/31(b)	157,514
		OPTI Canada Inc., Senior Secured Notes:
10,000		7.875% due 12/15/14	9,925
10,000		8.250% due 12/15/14	10,000
18,000		Peabody Energy Corp., 6.875% due 3/15/13	18,135
5,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(h)	4,875
22,000		Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	23,897
		Williams Cos. Inc., Notes:
270,000		7.125% due 9/1/11(b)	280,800
50,000		8.750% due 3/15/32	57,000
145,000		XTO Energy Inc., Senior Notes, 7.500% due 4/15/12(b)	155,695
		Total Oil, Gas & Consumable Fuels	1,653,607
		TOTAL ENERGY	1,741,887
FINANCIALS — 32.3%
		Capital Markets — 2.6%
43,000	EUR	AIB UK 1 LP, 4.781% due 12/17/14(c)(d)	47,676
20,000	GBP	Bear Stearns Cos. Inc., 5.125% due 1/20/10	38,523
64,000	EUR	Goldman Sachs Group Inc., Medium-Term Notes, 6.375% due 5/2/18	97,912
200,000		Kaupthing Bank HF, 7.625% due 2/28/15(a)(b)(e)(f)	180,660
90,000		Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12(c)(d)	58,771
		Lehman Brothers Holdings Inc.:
130,000		5.250% due 2/6/12	123,122
50,000	EUR	4.625% due 3/14/19(c)	58,250
120,000		Merrill Lynch & Co. Inc., Subordinated Notes, 5.700% due 5/2/17	105,829
		Total Capital Markets	710,743

See Notes to Financial Statements.

6	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL INCOME FUND
FACE AMOUNT†		SECURITY	VALUE

		Commercial Banks — 12.9%
100,000	EUR	Banca Monte dei Paschi di Siena SpA, 4.875% due 5/31/16(b)	$136,877
50,000	EUR	Banco Bradesco SA, 8.000% due 4/15/14	84,443
100,000	EUR	Banco Popolare Scarl, 6.156% due 6/21/17(c)(d)	125,241
50,000	GBP	Co-Operative Bank PLC, 5.875% due 4/2/19(c)	88,054
150,000	EUR	Commerzbank Capital Funding Trust I, 5.012% due 4/12/16(b)(c)(d)	184,930
300,000	EUR	Deutsche Postbank IV, 5.983% due 6/29/17(b)(c)(d)	400,348
200,000	EUR	ESFG International Ltd., 5.753% due 6/6/17(b)(c)(d)	254,704
100,000	EUR	Fortis Bank SA/NV, 4.625% due 10/27/14(a)(c)(d)	121,598
130,000		Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16(a)(c)	83,649
180,000		HSBK Europe BV, 7.250% due 5/3/17(a)(b)	157,500
93,000	EUR	HT1 Funding GmbH, 6.352% due 6/30/17(c)(d)	113,631
50,000	EUR	Hypo Real Estate International Trust I, 5.864% due 6/14/17(c)(d)	49,554
100,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22(a)(c)	89,763
		Intesa Sanpaolo SpA:
100,000	EUR	6.625% due 5/8/18(b)	150,888
100,000	EUR	Medium-Term Notes, 5.750% due 5/28/18(b)(c)	152,230
151,000	EUR	Lloyds TSB Bank PLC, 4.385% due 5/12/17(b)(c)(d)	186,154
90,000		Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15(a)(c)(d)	83,216
100,000		Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes, 7.640% due 9/29/17(c)(d)	91,579
50,000	GBP	Royal Bank of Scotland PLC, 6.200% due 3/22/22(c)(d)	84,266
100,000	EUR	SNS Reaal Groep NV, 6.258% due 7/17/17(c)(d)	124,472
250,000	EUR	Standard Chartered Bank, 5.875% due 9/26/17(a)(b)	365,269
180,000		TuranAlem Finance BV, Bonds, 8.250% due 1/22/37(a)(b)	150,750
90,000		Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11(c)(d)	61,234
125,000		Woori Bank, 6.125% due 5/3/16(a)(c)	121,771
		Total Commercial Banks	3,462,121
		Consumer Finance — 4.4%
100,000		American Express Co., Subordinated Debentures, 6.800% due 9/1/66(c)	92,595
		Ford Motor Credit Co.:
50,000		Bonds, 7.375% due 2/1/11	40,598
420,000		Notes, 7.375% due 10/28/09(b)	382,641
		General Motors Acceptance Corp.:
321,000		Bonds, 8.000% due 11/1/31(b)	209,249
310,000		Notes, 5.625% due 5/15/09(b)	287,086

See Notes to Financial Statements.

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL INCOME FUND
FACE AMOUNT†		SECURITY	VALUE

		Consumer Finance — 4.4% continued
		SLM Corp., Medium-Term Notes:
60,000		5.000% due 10/1/13	$51,937
95,000		5.375% due 5/15/14	83,562
30,000		5.050% due 11/14/14	25,512
10,000		5.625% due 8/1/33	7,551
		Total Consumer Finance	1,180,731
		Diversified Financial Services — 5.9%
36,000	EUR	ABN AMRO Bank NV, 4.310% due 3/10/16(c)(d)	41,370
80,000	GBP	Annington Finance No. 4, 8.070% due 1/10/23(b)	150,304
50,000	EUR	Bayerische Landesbank, Medium-Term Notes, 5.750% due 10/23/17	72,367
		Citigroup Inc.:
240,000		4.125% due 2/22/10(b)	237,871
70,000		5.000% due 9/15/14	64,916
157,000	EUR	Fortis Hybrid Financing, 5.125% due 6/20/16(b)(c)(d)	184,645
60,000		General Electric Capital Corp., 5.400% due 2/15/17	58,337
		HSBC Finance Corp.:
80,000		7.000% due 5/15/12	82,934
50,000		Senior Notes, 8.000% due 7/15/10	52,310
		ING Groep NV:
2,000	EUR	4.176% due 6/8/15(c)(d)	2,501
8,000		5.775% due 12/8/15(c)	6,649
50,000	GBP	Irish Nationwide Building Society, 5.875% due 12/15/08	97,616
165,000	EUR	MUFG Capital Finance 2 Ltd., 4.850% due 7/25/16(b)(c)(d)	200,003
85,000	EUR	MUFG Capital Finance 4 Ltd., Junior Subordinated, 5.271% due 1/25/17(c)(d)	104,920
200,000	EUR	RZB Finance Jersey IV Ltd., 5.169% due 5/16/16(b)(c)(d)	239,801
		Total Diversified Financial Services	1,596,544
		Insurance — 5.8%
130,000		American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	102,052
50,000	EUR	AXA, 6.211% due 10/5/17(c)(d)	68,878
45,000	GBP	Bupa Finance PLC, 6.125% due 9/16/20(c)(d)	73,481
		ELM BV:
300,000	EUR	5.252% due 5/25/16(b)(c)(d)	375,918
100,000	EUR	5.849% due 4/12/17(c)(d)	123,212
		Generali Finance BV:
100,000	EUR	5.317% due 6/16/16(b)(c)(d)	139,614
100,000	EUR	5.479% due 2/8/17(b)(c)(d)	136,909
50,000	EUR	Groupama SA, 6.298% due 10/22/17(c)(d)	64,927

See Notes to Financial Statements.

8	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL INCOME FUND
FACE AMOUNT†		SECURITY	VALUE

		Insurance — 5.8% continued
150,000	EUR	Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), 5.767% due 6/12/17(b)(c)(d)	$204,188
53,000	GBP	Royal & Sun Alliance Insurance Group PLC, 8.500% due 12/8/14(c)(d)	107,459
60,000	EUR	SL PLC, 5.314% due 1/6/15(c)(d)	76,568
80,000		Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37(c)	68,841
20,000		XL Capital Ltd., 5.250% due 9/15/14	18,165
		Total Insurance	1,560,212
		Real Estate Investment Trusts (REITs) — 0.2%
6,000		Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	5,250
10,000		Host Marriott LP, Senior Notes, 6.750% due 6/1/16	8,925
		Ventas Realty LP/Ventas Capital Corp.:
10,000		8.750% due 5/1/09	10,250
10,000		6.750% due 6/1/10	10,000
10,000		Senior Notes, 6.750% due 4/1/17	9,650
		Total Real Estate Investment Trusts (REITs)	44,075
		Thrifts & Mortgage Finance — 0.5%
		Countrywide Financial Corp.:
100,000		6.250% due 5/15/16	89,168
50,000		Medium-Term Notes, 5.800% due 6/7/12	47,331
		Total Thrifts & Mortgage Finance	136,499
		TOTAL FINANCIALS	8,690,925
HEALTH CARE — 1.9%
		Health Care Equipment & Supplies — 0.4%
53,000	EUR	Astrazeneca PLC, 5.125% due 1/15/15	81,364
8,000	EUR	Fresenius Finance BV, 5.500% due 1/31/16(a)	11,527
13,000	EUR	Fresenius Medical Care Capital Trust V, 7.375% due 6/15/11	20,880
		Total Health Care Equipment & Supplies	113,771
		Health Care Providers & Services — 1.0%
10,000		AmerisourceBergen Corp., 5.875% due 9/15/15	9,818
10,000		Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	10,113
20,000		DaVita Inc., Senior Notes, 6.625% due 3/15/13	19,300
		HCA Inc.:
50,000		Notes, 7.500% due 11/6/33	38,750
190,000		Senior Notes, 6.250% due 2/15/13(b)	165,775
		Tenet Healthcare Corp., Senior Notes:
20,000		6.500% due 6/1/12	18,950
10,000		9.875% due 7/1/14	10,100
		Total Health Care Providers & Services	272,806

See Notes to Financial Statements.

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL INCOME FUND
FACE AMOUNT†		SECURITY	VALUE

		Pharmaceuticals — 0.5%
102,000	EUR	GlaxoSmithKline Capital PLC, 4.000% due 6/16/25	$125,291
		TOTAL HEALTH CARE	511,868
INDUSTRIALS — 2.4%
		Aerospace & Defense — 0.4%
5,000		DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	5,100
102,193		Systems 2001 Asset Trust, 6.664% due 9/15/13(a)	105,075
		Total Aerospace & Defense	110,175
		Building Products — 0.1%
20,000	EUR	Eco-Bat Finance PLC, 10.125% due 1/31/13(a)	32,793
		Commercial Services & Supplies — 1.1%
9,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	9,000
275,000		Waste Management Inc., 6.875% due 5/15/09(b)	280,484
		Total Commercial Services & Supplies	289,484
		Industrial Conglomerates — 0.7%
		Tyco International Group SA:
100,000		Notes, 6.125% due 11/1/08	100,322
85,000		Senior Notes, 6.375% due 10/15/11	87,047
		Total Industrial Conglomerates	187,369
		Road & Rail — 0.1%
10,000		Hertz Corp., Senior Notes, 8.875% due 1/1/14	9,200
30,000		Kansas City Southern Railway, Senior Notes, 8.000% due 6/1/15	30,450
		Total Road & Rail	39,650
		TOTAL INDUSTRIALS	659,471
INFORMATION TECHNOLOGY — 0.5%
		IT Services — 0.5%
110,000		Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	113,474
10,000		SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	10,150
		Total IT Services	123,624
		Office Electronics — 0.0%
10,000		Xerox Corp., Senior Notes, 6.750% due 2/1/17	10,094
		Semiconductors & Semiconductor Equipment — 0.0%
5,000		Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14	4,088
		TOTAL INFORMATION TECHNOLOGY	137,806
MATERIALS — 1.5%
		Chemicals — 0.3%
50,000	EUR	Koninklijke DSM NV, Medium-Term Note, Senior Notes, 5.250% due 10/17/17	74,766

See Notes to Financial Statements.

10	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL INCOME FUND
FACE AMOUNT†		SECURITY	VALUE

		Containers & Packaging — 0.0%
10,000		Graham Packaging Co. Inc., Senior Notes, 8.500% due 10/15/12	$9,525
		Metals & Mining — 0.7%
30,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	31,699
70,000		Rio Tinto Finance Ltd., 6.500% due 7/15/18	70,341
10,000		Steel Dynamics Inc., 6.750% due 4/1/15	9,625
90,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36	84,036
		Total Metals & Mining	195,701
		Paper & Forest Products — 0.5%
101,000	EUR	Stora Enso Oyj, 5.125% due 6/23/14	134,131
		TOTAL MATERIALS	414,123
TELECOMMUNICATION SERVICES — 2.1%
		Diversified Telecommunication Services — 1.4%
5,000		Citizens Communications Co., Senior Notes, 7.875% due 1/15/27	4,400
14,000	GBP	France Telecom SA, 8.000% due 12/20/17	29,861
87,000	EUR	Koninklijke (Royal) KPN NV, 4.750% due 1/17/17	121,279
15,000		Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	13,725
20,000		Qwest Capital Funding Inc., 7.750% due 2/15/31	17,150
4,000		Qwest Communications International Inc., Senior Notes, 6.176% due 2/15/09(c)	4,000
95,000	GBP	Telefonica Emisones SAU, 5.375% due 2/2/18(b)	168,518
25,000		Windstream Corp., Senior Notes, 8.625% due 8/1/16	25,063
		Total Diversified Telecommunication Services	383,996
		Wireless Telecommunication Services — 0.7%
20,000		Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15	16,611
5,000		Rogers Wireless Communications Inc., Secured Notes, 6.375% due 3/1/14	5,012
		Sprint Capital Corp.:
50,000		Global Notes, 7.625% due 1/30/11	49,153
100,000		Senior Notes, 8.375% due 3/15/12	99,077
		Total Wireless Telecommunication Services	169,853
		TOTAL TELECOMMUNICATION SERVICES	553,849
UTILITIES — 4.3%
		Electric Utilities — 1.6%
40,000		Cleveland Electric Illuminating Co., Senior Notes, 5.650% due 12/15/13	39,591
60,000		Exelon Corp., Bonds, 5.625% due 6/15/35	51,881
		FirstEnergy Corp., Notes:
190,000		6.450% due 11/15/11(b)	195,105
60,000		7.375% due 11/15/31	65,433

See Notes to Financial Statements.

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL INCOME FUND
FACE AMOUNT†	SECURITY	VALUE

	Electric Utilities — 1.6% continued
100,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	$96,731
	Total Electric Utilities	448,741
	Gas Utilities — 0.1%
15,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	14,250
	Independent Power Producers & Energy Traders — 1.4%
	AES Corp.:
41,000	Secured Notes, 8.750% due 5/15/13(a)	42,742
	Senior Notes:
7,000	8.875% due 2/15/11	7,280
6,000	7.750% due 3/1/14	5,947
20,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	18,300
10,000	Edison Mission Energy, Senior Notes, 7.200% due 5/15/19	9,375
20,000	NRG Energy Inc., Senior Notes, 7.250% due 2/1/14	19,150
	TXU Corp., Senior Notes:
200,000	5.550% due 11/15/14(b)	157,575
150,000	6.550% due 11/15/34	110,037
	Total Independent Power Producers & Energy Traders	370,406
	Multi-Utilities — 1.2%
330,000	Pacific Gas & Electric Co., 3.600% due 3/1/09(b)	329,785
	TOTAL UTILITIES	1,163,182
	TOTAL CORPORATE BONDS & NOTES (Cost — $15,786,321)	15,165,763
COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
560,232	GMAC Commercial Mortgage Securities Inc., STRIPS, 0.232% due 12/15/16(a)(c) (Cost — $102,764)	329
MORTGAGE-BACKED SECURITIES — 37.5%
FHLMC — 3.9%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
97,379	6.500% due 8/1/29	101,470
655,095	5.500% due 11/1/37-12/1/37(b)	646,261
300,000	5.000% due 7/14/38(g)	287,485
	TOTAL FHLMC	1,035,216
FNMA — 30.0%
	Federal National Mortgage Association (FNMA):
300,000	5.500% due 7/17/23-8/13/38(g)	297,328
69,623	6.500% due 7/1/29	72,418
601,848	6.000% due 8/1/36(b)	608,137
490,692	5.500% due 1/1/37(b)	484,368

See Notes to Financial Statements.

12	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL INCOME FUND
FACE AMOUNT†		SECURITY	VALUE

FNMA — 30.0% continued
65,035		6.000% due 3/1/37	$65,715
6,840,000		5.000% due 7/14/38-8/13/38(g)	6,548,249
		TOTAL FNMA	8,076,215
GNMA — 3.6%
		Government National Mortgage Association (GNMA):
6,498		7.000% due 8/15/28	6,930
226,883		6.500% due 10/15/31(b)	235,621
171,025		6.000% due 11/15/32-7/15/37	174,152
548,255		6.000% due 7/15/37(b)	557,464
		TOTAL GNMA	974,167
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $10,052,941)	10,085,598
SOVEREIGN BONDS — 7.9%
		Germany — 3.5%
		Bundesrepublik Deutschland:
640,000	EUR	4.000% due 1/4/37(b)	872,203
50,000	EUR	Bonds, 3.750% due 1/4/15	74,803
		Total Germany	947,006
		Japan — 3.4%
		Government of Japan:
47,000,000	JPY	1.700% due 9/20/17(b)	449,226
31,000,000	JPY	2.100% due 3/20/27(b)	289,207
18,000,000	JPY	2.300% due 12/20/36(b)	165,579
		Total Japan	904,012
		Mexico — 0.2%
65,000		United Mexican States, Medium-Term Notes, 6.750% due 9/27/34	69,306
		Russia — 0.6%
147,750		Russian Federation, 7.500% due 3/31/30(a)(b)	165,927
		Turkey — 0.2%
60,000	TRY	Republic of Turkey, 10.000% due 2/15/12	47,091
		TOTAL SOVEREIGN BONDS (Cost — $2,011,265)	2,133,342
CONTRACTS
PURCHASED OPTIONS — 0.1%
14		Euribor Futures, Call @ $96.00, expires 9/15/08	0
16		Libor Futures, Call @ $94.50, expires 3/18/09	8,759
17		Libor Futures, Call @ $94.75, expires 6/17/09	10,999
		TOTAL PURCHASED OPTIONS (Cost — $72,356)	19,758

See Notes to Financial Statements.

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL INCOME FUND
FACE AMOUNT†	SECURITY	VALUE

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $28,025,647)	$27,404,790
SHORT-TERM INVESTMENTS — 18.9%
	Repurchase Agreements — 18.9%
2,578,000	Lehman Brothers Inc. repurchase agreement dated 6/30/08, 2.100% due 7/1/08; Proceeds at maturity — $2,578,150; (Fully collateralized by U.S. government agency obligation, 0.000% due 10/31/08; Market value — $2,629,565)(b)	2,578,000
2,500,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 6/30/08, 2.000% due 7/1/08; Proceeds at maturity — $2,500,139; (Fully collateralized by U.S. government agency obligation, 2.275% due 4/24/09; Market value — $2,550,000)(b)	2,500,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $5,078,000)	5,078,000
	TOTAL INVESTMENTS — 120.7% (Cost — $33,103,647#)	32,482,790
	Liabilities in Excess of Other Assets — (20.7)%	(5,563,967)
	TOTAL NET ASSETS — 100.0%	$26,918,823

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	All or a portion of this security is segregated for open futures contracts, to-be-announced (“TBA”) securities and forward foreign currency contracts.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(g)	This security is traded on a “TBA” basis (See Note 1).

(h)	Subsequent to the reporting period, on July 22, 2008, the company filed for bankruptcy.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
STRIPS	—Separate Trading of Registered Interest and Principal Securities
TRY	—New Turkish Lira

See Notes to Financial Statements.

14	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2008

ASSETS:
Investments, at value (Cost — $28,025,647)	$27,404,790
Repurchase agreements, at value (Cost — $5,078,000)	5,078,000
Foreign currency, at value (Cost — $1,156,485)	1,169,357
Cash	24,930
Receivable for securities sold	3,898,793
Receivable for open forward currency contracts	468,265
Interest receivable	327,151
Deposits with brokers for futures and options contracts	327,105
Receivable for Fund shares sold	3,493
Prepaid expenses	24,002
Total Assets	38,725,886
LIABILITIES:
Payable for securities purchased	11,082,139
Payable for open forward currency contracts	591,074
Payable to broker — variation margin on open futures contracts	19,654
Payable for Fund shares repurchased	8,840
Distribution fees payable	5,640
Investment management fee payable	2,307
Trustees’ fees payable	1,044
Accrued expenses	96,365
Total Liabilities	11,807,063
TOTAL NET ASSETS	$26,918,823
NET ASSETS:
Par value (Note 7)	$32
Paid-in capital in excess of par value	30,192,923
Undistributed net investment income	297,068
Accumulated net realized loss on investments, futures contracts, options written and foreign currency transactions	(2,835,953)
Net unrealized depreciation on investments, futures contracts and foreign currencies	(735,247)
TOTAL NET ASSETS	$26,918,823
Shares Outstanding:
Class A	3,187,342
Class C	11,421
Net Asset Value:
Class A (and redemption price)	$8.42
Class C1	$8.43
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$8.79

[1]	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year of purchase payment (see Note 3).

See Notes to Financial Statements.

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:
Interest	$752,327
EXPENSES:
Investment management fee (Note 3)	110,241
Distribution fees (Notes 3 and 5)	37,094
Registration fees	28,164
Shareholder reports (Note 5)	21,596
Audit and tax	20,280
Custody fees	14,154
Legal fees	12,431
Transfer agent fees (Note 5)	7,174
Insurance	728
Trustees’ fees	207
Miscellaneous expenses	4,241
Total Expenses	256,310
Less: Fee waivers and/or expense reimbursements (Notes 3 and 5)	(86,791)
Fees paid indirectly (Note 1)	(267)
Net Expenses	169,252
NET INVESTMENT INCOME	583,075
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(39,776)
Futures contracts	(184,762)
Options written	8,513
Foreign currency transactions	(155,703)
Net Realized Loss	(371,728)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(686,310)
Futures contracts	26,156
Options written	(4,204)
Foreign currencies	(44,266)
Change in Net Unrealized Appreciation/Depreciation	(708,624)
Net Loss on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	(1,080,352)
DECREASE IN NET ASSETS FROM OPERATIONS	$(497,277)

See Notes to Financial Statements.

16	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:
Net investment income	$583,075	$1,231,559
Net realized loss	(371,728)	(152,781)
Change in net unrealized appreciation/depreciation	(708,624)	(421,194)
Increase (Decrease) in Net Assets From Operations	(497,277)	657,584
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(771,784)	(1,205,418)
Decrease in Net Assets From Distributions to Shareholders	(771,784)	(1,205,418)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	861,929	2,304,296
Reinvestment of distributions	704,009	1,103,559
Cost of shares repurchased	(4,579,530)	(9,023,419)
Decrease in Net Assets From Fund Share Transactions	(3,013,592)	(5,615,564)
DECREASE IN NET ASSETS	(4,282,653)	(6,163,398)
NET ASSETS:
Beginning of period	31,201,476	37,364,874
End of period*	$26,918,823	$31,201,476
* Includes undistributed net investment income of:	$297,068	$485,777

See Notes to Financial Statements.

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	17

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES	2008[1,2]		2007[2]	2006[2,3,4]	2005[3,4]	2004[3,4]	2003[3,4]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.80		$8.94	$8.79	$9.22	$8.74	$8.63
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.17		0.31	0.28	0.28	0.23	0.28
Net realized and unrealized gain (loss)	(0.32)		(0.14)	0.15	(0.35)	0.49	0.61
Total income (loss) from operations	(0.15)		0.17	0.43	(0.07)	0.72	0.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.31)	(0.28)	(0.36)	(0.24)	(0.78)
Total distributions	(0.23)		(0.31)	(0.28)	(0.36)	(0.24)	(0.78)
NET ASSET VALUE, END OF PERIOD	$8.42		$8.80	$8.94	$8.79	$9.22	$8.74
Total return[5]	(1.77)%		1.96%	4.94%	(0.77)%	8.39%	10.45%
NET ASSETS, END OF PERIOD (000s)	$26,823		$31,135	$37,365	$41,000	$45,468	$44,450
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.74%[6]		2.08%	2.32%	2.16%	2.18%	2.32%
Net expenses[7]	1.15	[6,8],9	1.34 [8,9]	1.40	1.40	1.53	1.90
Net investment income	3.97	[6]	3.55	3.10	3.02	2.72	2.83
PORTFOLIO TURNOVER RATE	19%[10]		70%[10]	363%	242%	245%	198%

[1]	For the six months ended June 30, 2008 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to September 21, 2007.

[4]

On September 21, 2007, the Predecessor Fund’s Primary Class shares converted to Class A shares of the Fund. The information shown for each of the years in the four-year period ended December 31, 2006 are of the Predecessor Fund’s Primary Class.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	There was no impact to the expense ratio as a result of fees paid indirectly.

[9]

As a result of a contractual expense limitation, effective September 21, 2007 until April 30, 2009, the ratio of expenses, other than brokerage, taxes and extraordinary expenses to average net assets of Class A shares will not exceed 1.15%. Prior to September 21, 2007, as a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares would not have exceeded 1.40%.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 196% and 476% for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively.

See Notes to Financial Statements.

18	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.82	$8.83
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.15	0.09
Net realized and unrealized loss	(0.33)	(0.02)
Total income (loss) from operations	(0.18)	0.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.08)
Total distributions	(0.21)	(0.08)
NET ASSET VALUE, END OF PERIOD	$8.43	$8.82
Total return[4]	(2.10)%	0.82%
NET ASSETS, END OF PERIOD (000s)	$96	$66
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.34%[5]	2.46%[5]
Net expenses[6,7,8]	1.60 [5]	1.58 [5]
Net investment income	3.54 [5]	3.72 [5]
PORTFOLIO TURNOVER RATE[9]	19%	70%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	For the period September 25, 2007 (inception date) to December 31, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.60% until April 30, 2009.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 196% and 476% for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively.

See Notes to Financial Statements.

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Global Income Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to change in interest rates. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required

20	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Stripped securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Mortgage dollar rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

22	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Foreign risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Credit and market risk. The Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments

24	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(m) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(o) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the Statement of Operations.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(q) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	JUNE 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$32,482,790	$19,758	$32,463,032	—
Other Financial Instruments*	(131,475)	(8,666)	(122,809)	—
Total	$32,351,315	$11,092	$32,340,223	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Balance as of December 31, 2007	$16,163
Realized gain (loss)	1,166
Change in unrealized appreciation (depreciation)	(688)
Net purchases (sales)	(16,641)
Balance as of June 30, 2008	—

26	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited.

Management has contractually agreed to waive fees and/or reimburse operating expenses, other than brokerage, taxes and extraordinary expenses to limit total annual operating expenses to 1.15% and 1.60% of average net assets for Class A shares and Class C shares, respectively until April 30, 2009.

During the six months ended June 30, 2008, LMPFA waived a portion of its management fee in the amount of $86,652.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2008, LMIS and its affiliates received sales charges of approximately $1,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2008, there were no CDSC’s paid to LMIS.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

4. Investments

During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments and U.S Government & Agency Obligations (excluding short-term investments) were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS
Purchases	$3,703,761	$53,563,546
Sales	4,707,573	56,468,550

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$465,771
Gross unrealized depreciation	(1,086,628)
Net unrealized depreciation	$(620,857)

At June 30, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Germany Federal Republic 10-Year Bonds	8	9/08	$1,402,159	$1,392,916	$(9,243)
U.K. Treasury Gilt	5	9/08	1,058,759	1,039,046	(19,713)
					$(28,956)
Contracts to Sell:
Germany Federal Republic 5-Year Bonds	2	9/08	$337,403	$333,143	$4,260
U.S. Treasury 5-Year Notes	34	9/08	3,773,705	3,758,859	14,846
U.S. Treasury 10-Year Notes	10	9/08	1,140,403	1,139,219	1,184
					$20,290
Net unrealized loss on open futures contracts					$(8,666)

During the six months ended June 30, 2008, written option transactions for the Fund were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options written, outstanding December 31, 2007	3,300	$4,678
Options written	15	10,971
Options closed	—	—
Options expired	(3,308)	(8,513)
Options exercised	(7)	(7,136)
Options written, outstanding June 30, 2008	—	—

28	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

At June 30, 2008, open forward foreign currency contracts held by the Fund were as follows:

FOREIGN CURRENCY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Australian Dollar	1,866,077	$1,775,636	8/5/08	$36,228
Australian Dollar	300,000	285,460	8/5/08	5,695
British Pound	76,595	152,049	8/5/08	1,194
British Pound	238,610	473,666	8/5/08	3,939
Canadian Dollar	205,375	201,498	8/5/08	(2,261)
Canadian Dollar	439,103	430,814	8/5/08	(5,276)
Canadian Dollar	495,000	485,656	8/5/08	(4,929)
Danish Krone	1,256,539	264,789	8/5/08	(2,572)
Euro	1,007,046	1,582,863	8/5/08	(17,887)
Euro	4,804,213	7,551,203	8/5/08	(85,381)
Euro	6,541,828	10,282,366	8/5/08	(75,965)
Euro	975,000	1,532,493	8/5/08	11,630
Euro	35,636	56,012	8/5/08	807
Japanese Yen	534,700,600	5,045,478	8/5/08	(176,666)
Japanese Yen	187,720,876	1,771,349	8/5/08	(61,862)
Japanese Yen	39,630,810	373,960	8/5/08	(12,494)
Norwegian Krone	3,000,000	586,983	8/5/08	(10,972)
Swedish Krona	790,000	130,872	8/5/08	(3,088)
Swedish Krona	13,507,217	2,237,613	8/5/08	(55,242)
South Korean Won	268,000,000	255,774	8/12/08	(3,815)
				$(458,917)
Contracts to Sell:
Australian Dollar	430,238	409,386	8/5/08	$(9,372)
Australian Dollar	702,329	668,290	8/5/08	(16,388)
Australian Dollar	622,479	592,310	8/5/08	(12,141)
Australian Dollar	330,000	314,006	8/5/08	(2,255)
British Pound	864,332	1,715,791	8/5/08	(18,520)
British Pound	124,000	246,153	8/5/08	(2,178)
British Pound	90,000	178,660	8/5/08	(1,787)
Canadian Dollar	846,883	830,897	8/5/08	8,566
Danish Krone	1,500,000	316,093	8/5/08	3,138
Euro	866,150	1,361,404	8/5/08	6,914
Euro	8,757,394	13,764,766	8/5/08	88,381
Euro	1,048,048	1,647,309	8/5/08	10,074
Euro	5,214,100	8,195,460	8/5/08	85,835
Euro	60,000	94,307	8/5/08	(1,461)
Euro	190,000	298,640	8/5/08	(4,313)
Euro	100,000	157,179	8/5/08	(197)
Japanese Yen	276,801,897	2,611,925	8/5/08	74,298

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

FOREIGN CURRENCY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Sell: (continued)
Japanese Yen	125,411,355	$1,183,392	8/5/08	$41,340
Japanese Yen	14,951,881	141,087	8/5/08	4,734
Japanese Yen	78,470,000	740,449	8/5/08	14,222
Japanese Yen	30,180,000	284,781	8/5/08	4,657
New Turkish Lira	70,000	56,408	8/5/08	(1,202)
Norwegian Krone	2,766,430	541,283	8/5/08	10,668
Polish Zloty	370,265	173,275	8/5/08	(2,850)
Swedish Krona	10,806,561	1,790,221	8/5/08	43,886
Swedish Krona	3,010,000	498,638	8/5/08	12,059
				$336,108
Net unrealized loss on open forward foreign currency contracts				$(122,809)

At June 30, 2008, the Fund held TBA securities with a total cost of $7,126,151.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets.

For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$36,631	$7,167	$21,587
Class C‡	463	7	9
Total	$37,094	$7,174	$21,596

‡	LMIS has contractually agreed to waive fees and/or reimburse expenses until April 30, 2009 such that the annual distribution and service fees payable with respect to Class C shares of the Fund do not exceed 0.70%. During the period ended June 30, 2008, LMIS waived a portion of its fee on Class C shares in the amount of $139.

6. Distributions to shareholders by class

	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
Net Investment Income:
Class A1	$769,492	$1,204,958
Class C2	2,292	460
Total	$771,784	$1,205,418

[1]	On September 21, 2007, the Predecessor Fund’s Primary Class shares converted to Class A shares of the Fund.

[2]	For the period September 25, 2007 (inception date) to December 31, 2007.

30	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

7. Shares of beneficial interest

At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to September 21, 2007, the Fund had 125 million shares of capital stock authorized with a par value $0.001 per share.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JUNE 30, 2008		YEAR ENDED DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class A1
Shares sold	91,941	$805,907	252,103	$2,237,854
Shares issued on reinvestment	80,827	701,784	125,024	1,103,126
Shares repurchased	(522,907)	(4,556,141)	(1,018,789)	(9,023,419)
Net decrease	(350,139)	$(3,048,450)	(641,662)	$(5,682,439)
Class C2
Shares sold	6,390	$56,022	7,409	$66,442
Shares issued on reinvestment	256	2,225	45	433
Shares repurchased	(2,679)	(23,389)	—	—
Net increase	3,967	$34,858	7,454	$66,875

[1]	On September 21, 2007, the Predecessor Fund’s Primary Class shares converted to Class A shares of the Fund.

[2]	For the period September 25, 2007 (inception date) to December 31, 2007.

8. Capital loss carryforward

At December 31, 2007, the Fund had a net capital loss carryforward of approximately $2,350,951, of which $1,987,014 expires in 2008, $106,895 expires in 2009, $204,613 expires in 2010 and $52,429 expires in 2015. These amounts will be available to offset any future taxable capital gains.

9. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). Neither the Fund nor the Fund’s predecessor is a defendant Fund. The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Neither the Fund nor the Fund’s predecessor is involved in these actions.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

32	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

Legg Mason Partners Global Income Fund 2008 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

11. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

34	Legg Mason Partners Global Income Fund 2008 Semi-Annual Report

Legg Mason Partners

Global Income Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PNC Global Investment Servicing (formerly, PFPC Inc.)

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Global Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of shareholders of Legg Mason Partners Global Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the current prospectus.

Investors should consider the Fund’s Investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investors Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investors Services, LLC Member FINRA, SIPC

FDXX011198 8/08 SR08-642

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4.	Principal Accountant Fees and Services

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: September 3, 2008

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: September 3, 2008